Other disclosures (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and balances with the Brazilian Central Bank		R$ 31,716,345	R$ 34,124,753	R$ 26,284,569
Debt instruments		175,433,415	121,255,117	117,493,267
Equity instruments		1,105,616	1,629,775	2,426,389
Loans and amounts due from credit institutions		79,607,001	65,209,902	65,711,001
Loans and advances to customers		301,072,207	272,420,157	252,002,774
Loans and Receivables - Debt instruments		0	0	16,283,259
Investments Held-to-Maturity		0	0	10,048,761
Derivatives		18,363,446	17,262,888	24,702,973
Total		607,298,030	511,902,592	514,952,993
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	[1]	99,022,806	79,374,685	78,634,072
Customer deposits	[1]	304,197,800	276,042,141	247,445,177
Marketable debt securities	[1]	74,626,232	70,247,012	99,842,955
Subordinated liabilities		9,885,607	519,230	466,246
Debt Instruments Eligible to Compose Capital		9,779,944	8,436,901	8,311,918
Other financial liabilities		49,782,780	44,260,735	36,879,099
Financial liabilities held for trading		50,938,992	0	0
Short positions		32,695,677	32,808,392	31,694,269
Derivatives		18,466,835	16,677,486	20,236,615
Total		649,396,673	528,366,582	523,510,351
Difference (assets less liabilities)		9,459,529	(16,463,990)	(8,557,358)
On Demand
Assets:
Cash and balances with the Brazilian Central Bank		31,323,554	20,642,321	14,683,735
Debt instruments		27,402	609,220
Equity instruments		839,620	66,187	593,594
Loans and amounts due from credit institutions		57,528,022	38,137,344	39,961,892
Loans and advances to customers		0	31,065,824	30,408,851
Loans and Receivables - Debt instruments		0	0	822,874
Investments Held-to-Maturity		0	0	0
Derivatives		0	0	620,422
Total		89,718,598	90,520,896	87,091,368
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	[1]	1,139	394,396	770,467
Customer deposits	[1]	65,241,618	64,512,105	60,919,032
Marketable debt securities	[1]	0	0	0
Subordinated liabilities		9,885,607	0	0
Debt Instruments Eligible to Compose Capital		0	0	0
Other financial liabilities		66,265	11,710,943	3,004,041
Financial liabilities held for trading		206,423
Short positions		206,423	0	0
Derivatives		0	0	333,287
Total		75,401,052	76,617,444	65,026,827
Difference (assets less liabilities)		14,317,546	13,903,452	22,064,541
Up to 3 Months
Assets:
Cash and balances with the Brazilian Central Bank		392,791	13,482,432	11,600,834
Debt instruments		51,255,820	1,887,278	21,709,350
Equity instruments		34,420	124,304	48,054
Loans and amounts due from credit institutions		8,449,138	15,235,629	14,450,530
Loans and advances to customers		111,595,396	70,301,530	68,218,474
Loans and Receivables - Debt instruments		0	0	1,287,372
Investments Held-to-Maturity		0	0	0
Derivatives		13,815,791	426,577	9,209,421
Total		185,543,356	101,457,750	126,524,035
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	[1]	55,872,675	21,636,392	40,581,025
Customer deposits	[1]	102,942,180	103,511,031	64,154,475
Marketable debt securities	[1]	11,104,594	14,315,305	21,833,927
Subordinated liabilities		0	0	0
Debt Instruments Eligible to Compose Capital		0	114,104	113,995
Other financial liabilities		31,566,995	30,985,465	33,559,710
Financial liabilities held for trading		7,639,956
Short positions		0	0	743
Derivatives		7,639,956	769,619	8,052,349
Total		209,126,400	171,331,916	168,296,224
Difference (assets less liabilities)		(22,963,864)	(69,874,166)	(41,772,189)
3 to 12 Months
Assets:
Cash and balances with the Brazilian Central Bank		0	0	0
Debt instruments		25,903,428	21,978,394	10,136,133
Equity instruments		231,576	305,073	252,087
Loans and amounts due from credit institutions		844,658	182,721	923,308
Loans and advances to customers		75,100,836	61,286,539	60,047,442
Loans and Receivables - Debt instruments		0	0	2,960,099
Investments Held-to-Maturity		0	0	12,378
Derivatives		1,240,161	1,034,248	3,571,126
Total		103,320,659	84,786,975	77,902,573
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	[1]	18,564,342	44,696,680	23,315,006
Customer deposits	[1]	76,987,570	48,339,761	68,505,808
Marketable debt securities	[1]	26,741,036	35,636,549	56,637,880
Subordinated liabilities		0	519,230	0
Debt Instruments Eligible to Compose Capital		0	0	0
Other financial liabilities		35,648	1,537,689	356
Financial liabilities held for trading		8,863,577
Short positions		1,139,847	466,000	2,887,723
Derivatives		7,723,730	975,945	2,506,131
Total		131,192,173	132,171,854	153,852,904
Difference (assets less liabilities)		(27,871,514)	(47,384,879)	(75,950,331)
1 to 3 Years
Assets:
Cash and balances with the Brazilian Central Bank		0	0	0
Debt instruments		13,186,253	31,669,850	26,674,215
Equity instruments		0	842,090	486,408
Loans and amounts due from credit institutions		12,739,730	10,382,061	532,399
Loans and advances to customers		63,043,973	63,375,203	54,558,381
Loans and Receivables - Debt instruments		0	0	5,044,803
Investments Held-to-Maturity		0	0	371,621
Derivatives		1,114,446	9,470,073	3,813,687
Total		90,084,402	115,739,277	91,481,514
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	[1]	19,850,530	6,797,838	8,215,378
Customer deposits	[1]	42,399,934	42,494,421	39,630,274
Marketable debt securities	[1]	22,479,019	17,923,372	20,620,077
Subordinated liabilities		0	0	466,246
Debt Instruments Eligible to Compose Capital		0	0	0
Other financial liabilities		18,086,272	26,638	7,992
Financial liabilities held for trading		32,195,605
Short positions		31,349,407	8,960,806	8,333,584
Derivatives		1,069,718	8,244,193	2,523,506
Total		167,430,485	84,447,268	79,797,057
Difference (assets less liabilities)		(45,150,478)	31,292,009	11,684,457
3 to 5 Years
Assets:
Cash and balances with the Brazilian Central Bank		0	0	0
Debt instruments		26,367,903	19,379,308	28,135,295
Equity instruments		0	0	21,313
Loans and amounts due from credit institutions		11,371	18,166	34,458
Loans and advances to customers		21,397,689	17,796,364	17,357,244
Loans and Receivables - Debt instruments		0	0	4,472,758
Investments Held-to-Maturity		0	0	1,173,360
Derivatives		1,074,875	4,357,636	5,481,210
Total		48,851,838	41,551,474	56,675,638
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	[1]	2,598,172	2,717,941	2,818,095
Customer deposits	[1]	16,624,469	17,176,009	14,003,821
Marketable debt securities	[1]	5,854,091	1,491,866	312,143
Subordinated liabilities		0	0	0
Debt Instruments Eligible to Compose Capital		0	0	0
Other financial liabilities		0	0	0
Financial liabilities held for trading		604,593
Short positions		0	7,476,079	3,344,083
Derivatives		604,593	4,239,198	5,376,180
Total		25,681,325	33,101,093	25,854,322
Difference (assets less liabilities)		23,170,513	8,450,381	30,821,316
After 5 Years
Assets:
Cash and balances with the Brazilian Central Bank		0	0	0
Debt instruments		58,692,609	45,731,067	30,838,274
Equity instruments		0	292,121	1,024,933
Loans and amounts due from credit institutions		34,082	1,253,981	9,808,414
Loans and advances to customers		29,934,313	28,594,697	21,412,382
Loans and Receivables - Debt instruments		0	0	1,695,353
Investments Held-to-Maturity		0	0	8,491,402
Derivatives		1,118,173	1,974,354	2,007,107
Total		89,779,177	77,846,220	75,277,865
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	[1]	2,135,948	3,131,438	2,934,101
Customer deposits	[1]	2,029	8,814	231,767
Marketable debt securities	[1]	8,447,492	879,920	438,928
Subordinated liabilities		0	0	0
Debt Instruments Eligible to Compose Capital		9,779,944	8,322,797	8,197,923
Other financial liabilities		27,600	0	307,000
Financial liabilities held for trading		1,428,838
Short positions		0	15,905,507	17,128,136
Derivatives		1,428,838	2,448,531	1,445,162
Total		21,821,851	30,697,007	30,683,017
Difference (assets less liabilities)		R$ 67,957,326	R$ 47,149,213	R$ 44,594,848

[1]	Includes obligations which may be subject to early payment, being: demand and time deposits, repurchase agreements with clients, LCI and LCA.